Quarterly Holdings Report
for
Fidelity® Series Value Discovery Fund
April 30, 2026
EDT-NPRT1-0626
1.950996.113
Common Stocks - 98.8%
	Shares	Value ($)
CANADA - 1.8%
Consumer Staples - 0.5%
Consumer Staples Distribution & Retail - 0.5%
Alimentation Couche-Tard Inc	1,302,900	77,079,577
Energy - 1.0%
Oil, Gas & Consumable Fuels - 1.0%
Imperial Oil Ltd (United States) (a)	906,200	121,448,925
Parex Resources Inc	1,809,069	38,116,505
TOTAL ENERGY		159,565,430
Materials - 0.3%
Chemicals - 0.3%
Nutrien Ltd (United States)	668,600	50,813,600
TOTAL CANADA		287,458,607
FRANCE - 0.3%
Consumer Discretionary - 0.3%
Textiles, Apparel & Luxury Goods - 0.3%
LVMH Moet Hennessy Louis Vuitton SE	104,700	55,468,554
MONACO - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Dynagas LNG Partners LP	1,472,115	5,726,526
TAIWAN - 0.9%
Information Technology - 0.9%
Semiconductors & Semiconductor Equipment - 0.9%
Taiwan Semiconductor Manufacturing Co Ltd ADR	362,500	143,571,750
UNITED KINGDOM - 5.0%
Consumer Staples - 1.9%
Beverages - 0.6%
Diageo PLC	4,664,300	94,309,296
Personal Care Products - 0.5%
Unilever PLC ADR	1,378,500	81,303,930
Tobacco - 0.8%
British American Tobacco PLC ADR	2,327,300	136,845,240
TOTAL CONSUMER STAPLES		312,458,466
Health Care - 2.8%
Pharmaceuticals - 2.8%
Astrazeneca PLC (United States)	1,257,477	235,613,465
GSK PLC ADR	4,204,000	219,911,240
TOTAL HEALTH CARE		455,524,705
Utilities - 0.3%
Multi-Utilities - 0.3%
National Grid PLC	2,432,345	43,540,394
TOTAL UNITED KINGDOM		811,523,565
UNITED STATES - 90.8%
Communication Services - 9.2%
Entertainment - 2.0%
Walt Disney Co/The	1,966,700	204,045,125
Warner Bros Discovery Inc (b)	4,718,900	127,646,245
		331,691,370
Interactive Media & Services - 6.9%
Alphabet Inc Class A	1,928,200	741,971,360
Alphabet Inc Class C	807,400	308,378,356
Meta Platforms Inc Class A	108,600	66,453,426
		1,116,803,142
Media - 0.3%
Omnicom Group Inc	679,300	52,115,896
TOTAL COMMUNICATION SERVICES		1,500,610,408
Consumer Discretionary - 8.4%
Broadline Retail - 3.9%
Amazon.com Inc (b)	2,429,900	644,069,294
Diversified Consumer Services - 0.6%
H&R Block Inc	2,999,264	95,166,647
Hotels, Restaurants & Leisure - 0.4%
Domino's Pizza Inc	194,000	65,847,480
Household Durables - 0.6%
Mohawk Industries Inc (b)	483,300	51,017,148
Taylor Morrison Home Corp (b)	214,500	13,028,730
Toll Brothers Inc	288,800	41,050,032
		105,095,910
Specialty Retail - 2.5%
Abercrombie & Fitch Co Class A (b)	241,797	20,637,374
AutoNation Inc (b)	137,900	29,287,202
Group 1 Automotive Inc	60,500	21,590,635
Lithia Motors Inc	126,500	36,700,180
Lowe's Cos Inc	474,300	113,258,097
Murphy USA Inc	61,800	36,338,400
Ross Stores Inc	672,000	153,074,880
		410,886,768
Textiles, Apparel & Luxury Goods - 0.4%
Lululemon Athletica Inc (b)	52,225	7,191,382
PVH Corp	590,700	54,013,608
		61,204,990
TOTAL CONSUMER DISCRETIONARY		1,382,271,089
Consumer Staples - 7.1%
Beverages - 2.0%
Constellation Brands Inc Class A (a)	389,700	61,019,226
Keurig Dr Pepper Inc	8,822,800	259,390,320
		320,409,546
Consumer Staples Distribution & Retail - 1.8%
Kroger Co/The	909,000	61,875,630
Sprouts Farmers Market Inc (b)	861,200	70,489,220
Target Corp	711,800	92,356,050
US Foods Holding Corp (b)	676,330	63,230,092
		287,950,992
Food Products - 0.9%
Mondelez International Inc	2,629,200	161,538,048
Household Products - 2.4%
Colgate-Palmolive Co	1,258,300	107,408,488
Kimberly-Clark Corp	498,900	49,106,727
Procter & Gamble Co/The	1,625,400	239,080,086
		395,595,301
TOTAL CONSUMER STAPLES		1,165,493,887
Energy - 7.3%
Oil, Gas & Consumable Fuels - 7.3%
ConocoPhillips	2,161,500	271,873,470
Exxon Mobil Corp	3,971,100	612,859,863
Shell PLC ADR	3,381,600	306,609,672
TOTAL ENERGY		1,191,343,005
Financials - 20.7%
Banks - 7.9%
Bank of America Corp	7,622,400	407,493,504
M&T Bank Corp	963,744	210,703,351
PNC Financial Services Group Inc/The	1,185,100	264,277,300
US Bancorp	2,357,100	133,553,286
Wells Fargo & Co	3,219,200	264,714,816
		1,280,742,257
Capital Markets - 3.3%
Bank of New York Mellon Corp/The	825,000	110,855,250
Charles Schwab Corp/The	1,792,800	164,292,192
Northern Trust Corp	1,567,700	260,771,218
		535,918,660
Consumer Finance - 0.9%
Capital One Financial Corp	811,700	155,278,210
Financial Services - 1.9%
Berkshire Hathaway Inc Class B (b)	122,466	57,999,898
Fiserv Inc (b)	530,700	33,248,355
Global Payments Inc	721,200	51,897,552
Sycamore Partners LLC rights (b)(c)	23,544,600	12,714,084
Visa Inc Class A	480,900	158,620,056
		314,479,945
Insurance - 6.2%
Chubb Ltd	1,014,039	331,590,753
Fidelity National Financial Inc	835,800	43,712,340
Hartford Insurance Group Inc/The	798,700	109,270,147
Marsh & McLennan Cos Inc	785,100	131,669,121
Travelers Companies Inc/The	1,053,470	321,455,836
Willis Towers Watson PLC	317,300	81,292,260
		1,018,990,457
Mortgage Real Estate Investment Trusts (REITs) - 0.5%
Annaly Capital Management Inc	3,630,700	83,143,029
TOTAL FINANCIALS		3,388,552,558
Health Care - 9.5%
Biotechnology - 2.1%
Biogen Inc (b)	878,700	166,320,336
Gilead Sciences Inc	1,331,500	174,213,460
		340,533,796
Health Care Providers & Services - 3.9%
Cigna Group/The	588,507	171,008,364
CVS Health Corp	1,157,700	96,424,833
Elevance Health Inc	261,900	98,584,398
Henry Schein Inc (b)	734,600	54,793,814
UnitedHealth Group Inc	590,800	218,879,584
		639,690,993
Life Sciences Tools & Services - 1.2%
Charles River Laboratories International Inc (b)	92,300	15,411,331
Thermo Fisher Scientific Inc	362,600	173,670,896
		189,082,227
Pharmaceuticals - 2.3%
Merck & Co Inc	3,244,400	354,223,592
Pfizer Inc rights (b)(c)	235,125	1,269,675
Viatris Inc	1,661,500	24,822,810
		380,316,077
TOTAL HEALTH CARE		1,549,623,093
Industrials - 13.8%
Aerospace & Defense - 0.8%
Textron Inc	1,312,400	125,937,904
Air Freight & Logistics - 3.6%
CH Robinson Worldwide Inc	653,500	118,812,835
Expeditors International of Washington Inc	353,800	52,323,482
FedEx Corp	617,500	249,043,925
United Parcel Service Inc Class B	1,567,700	170,565,760
		590,746,002
Electrical Equipment - 1.5%
Acuity Inc	339,300	98,318,961
Regal Rexnord Corp	672,800	144,672,184
		242,991,145
Ground Transportation - 0.8%
Knight-Swift Transportation Holdings Inc	1,390,100	90,217,490
Werner Enterprises Inc (a)	1,181,600	43,565,592
		133,783,082
Machinery - 4.9%
Allison Transmission Holdings Inc	1,015,600	136,445,861
Cummins Inc	176,400	118,366,164
Deere & Co	210,200	123,990,674
Dover Corp	453,500	102,676,935
Mueller Industries Inc	129,200	17,497,556
PACCAR Inc	476,300	56,584,440
Pentair PLC	1,449,600	116,997,216
Westinghouse Air Brake Technologies Corp	451,498	121,854,795
		794,413,641
Professional Services - 1.5%
ExlService Holdings Inc (b)	2,059,600	65,660,048
Leidos Holdings Inc	377,900	56,390,238
Maximus Inc	712,877	46,778,988
SS&C Technologies Holdings Inc	1,209,542	83,821,261
		252,650,535
Trading Companies & Distributors - 0.7%
Ferguson Enterprises Inc	284,900	76,270,579
Rush Enterprises Inc Class A	664,479	49,191,380
		125,461,959
TOTAL INDUSTRIALS		2,265,984,268
Information Technology - 9.0%
Communications Equipment - 2.3%
Cisco Systems Inc	4,059,075	371,405,363
IT Services - 0.8%
Accenture PLC Class A	373,000	66,658,830
GoDaddy Inc Class A (b)	675,000	58,583,250
		125,242,080
Semiconductors & Semiconductor Equipment - 4.1%
Intel Corp (b)	2,543,900	240,347,672
Micron Technology Inc	577,800	298,815,048
QUALCOMM Inc	776,200	139,389,996
		678,552,716
Software - 1.8%
Gen Digital Inc	6,208,228	119,756,718
Intuit Inc	78,800	30,613,800
Salesforce Inc	810,200	143,024,606
		293,395,124
TOTAL INFORMATION TECHNOLOGY		1,468,595,283
Materials - 3.8%
Chemicals - 1.4%
Cabot Corp	463,200	35,647,872
CF Industries Holdings Inc	251,100	31,186,620
Corteva Inc	1,464,300	118,622,943
Mosaic Co/The	2,167,500	50,437,725
		235,895,160
Construction Materials - 0.6%
CRH PLC	885,100	104,813,542
Containers & Packaging - 0.7%
Crown Holdings Inc	1,093,200	107,472,492
Metals & Mining - 1.1%
Newmont Corp	1,611,200	178,988,208
TOTAL MATERIALS		627,169,402
Real Estate - 0.2%
Specialized REITs - 0.2%
Lamar Advertising Co Class A	249,400	34,377,296
Utilities - 1.8%
Electric Utilities - 1.6%
Eversource Energy	1,781,700	125,966,190
PG&E Corp	7,970,500	132,469,710
		258,435,900
Gas Utilities - 0.2%
UGI Corp	1,077,000	38,868,930
TOTAL UTILITIES		297,304,830
TOTAL UNITED STATES		14,871,325,119
TOTAL COMMON STOCKS (Cost $12,250,267,597)		16,175,074,121

Money Market Funds - 1.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (d)	3.69	168,602,960	168,636,680
Fidelity Securities Lending Cash Central Fund (d)(e)	3.69	26,158,860	26,161,476
TOTAL MONEY MARKET FUNDS (Cost $194,798,156)			194,798,156

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $12,445,065,753)	16,369,872,277
NET OTHER ASSETS (LIABILITIES) - 0.0%	5,187,866
NET ASSETS - 100.0%	16,375,060,143

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing.
(c)	Level 3 security.
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	124,584,135	626,434,758	582,382,213	1,819,846	-	-	168,636,680	168,602,960	0.3%
Fidelity Securities Lending Cash Central Fund	29,944,726	396,561,523	400,344,773	39,044	-	-	26,161,476	26,158,860	0.1%
Total	154,528,861	1,022,996,281	982,726,986	1,858,890	-	-	194,798,156

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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